DEAR SHAREHOLDERS:
--------------------------------------------------------------------------------

     At a meeting held on August 8, 1997, Lexington Tax Free Money Fund's share-holders voted to approve a Plan of Liquidation and Dissolution of the Fund. The Lexington Tax Free Money Fund was one of the first twenty such mutual funds. It began operating as a dollar-stabilized money fund in April, 1980. Over the intervening seventeen years, assets ebbed and flowed, reaching a peak level of $130 million-plus in mid-1986. Since then, there has been a steady erosion in the asset base. At the close of the June quarter, the Fund's net assets were $22.9 million, reflecting the low interest rate environment.

     We have already taken steps to insure a smooth liquidation and to maintain a stable $1.00 net asset value during this period. Most of the Fund's investments with maturities beyond September 2nd have been sold. This excludes variable rate demand notes which can be tendered at par upon seven days notice. These latter securities will be sold to meet shareholder redemptions as they occur. Municipal commercial paper and short-term bond maturities, likewise, will be used to meet redemptions.

     I wish to thank the shareholders for their support during the past sixteen years I have managed the Fund's portfolio. We welcome the opportunity to answer any questions you may have about the liquidation process and other Lexington Fund alternatives.

Sincerely,


        /s/Denis P. Jamison          /s/Robert M. DeMichele
        ---------------------        -------------------------
        Denis P. Jamison             Robert M. DeMichele
        Portfolio Manager            President
        August, 1997                 August, 1997

LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited)


Principal                                                                   Maturity   Coupon   Yield to      Value
 Amount                       Security                           Rating       Date      Rate    Maturity     (Note 1)
----------------------------------------------------------------------------------------------------------------------
              ALABAMA: 2.8%
$  640,000    Alaska Industrial Development & Export
                   Authority (Lot 11)* .....................       A-1        7/1/07    4.25%     4.25%    $   640,000
                                                                                                           -----------

              ARIZONA: 1.3%
   300,000    Mohave County High School District #2
                   Pre-Refun. Bonds ........................      AAA/Aaa     7/1/01    6.80      3.75         303,025
                                                                                                           -----------

              CALIFORNIA: 6.6%
 1,200,000    California Pollution Control Finance Authority
                   (Southdown Project)* ....................       A-1+      2/15/98    3.90      3.90       1,200,000
   300,000    California Pollution Control Finance Authority
                   (Southern California Project)* ..........    Mig 1/A-1+   2/28/08    5.20      5.20         300,000
                                                                                                           -----------
                                                                                                             1,500,000
                                                                                                           -----------

              GEORGIA: 7.9%
 1,000,000    Fulton County I.D.A. (ADP Project)* ..........      P-1/Aa2     9/1/12    4.10      4.10       1,000,000
   800,000    Georgia Technical Foundation Facilities Inc.*        A-1+       2/1/12    4.15      4.15         800,000
                                                                                                           -----------
                                                                                                             1,800,000
                                                                                                           -----------
              HAWAII: 8.3%
 1,000,000    City & County Of Honolulu** ..................     A-1+/P-1    7/11/97    3.70      3.70       1,000,000
   900,000    Hawaii State Department Budget &Finance
                   (Kuakini Medical Center)* ...............      Vmig 1      7/1/05    4.15      4.15         900,000
                                                                                                           -----------
                                                                                                             1,900,000
                                                                                                           -----------
              INDIANA: 1.8%
   400,000    Gary Industrial Environmental Improvement
                       Authority (U.S. Steel)* .............     P-1/A-1+   7/15/02     4.10      4.10         400,000
                                                                                                           -----------

              KANSAS: 3.5%
   800,000    Burlington Pollution Control (Kansas City
                   Power And Light) Series B Revenue
                   Bonds** .................................        P-1     7/23/97     3.75      3.75         800,000
                                                                                                           -----------

              KENTUCKY: 4.4%
 1,000,000    Pendleton County Leasing Program** ...........       A-1+      8/1/97     3.80      3.80       1,000,000
                                                                                                           -----------

              LOUISIANA: 5.5%
 1,000,000    Monroe County Development Authority
                   (Gulf Power) Series 2* ..................    P-1/A1       9/1/24     5.45      5.45       1,000,000
   105,000    State Of Louisiana Series A G.O.Bonds ........    AAA/Aaa      8/1/97     4.50      3.98         105,043
   150,000    State Of Louisiana Pre-Refunded Revenue
                   Bonds ...................................    AAA/Aaa      8/1/02     7.00      3.95         153,368
                                                                                                           -----------
                                                                                                             1,258,411
                                                                                                           -----------

              MAINE: 0.9%
   200,000    Maine Health & Higher Education Facilities
                   Revenue Bonds ...........................    AAA/Aaa      7/1/97     5.60      5.60         200,000
                                                                                                           -----------

              MASSACHUSETTS: 0.4%
   100,000    Nantucket Island Loan Bank Series D
                   Revenue Bonds ...........................    AAA/Aaa      7/1/97     6.35      6.35         100,000
                                                                                                           -----------

              NEW JERSEY: 0.6%
   145,000    Stafford Township G.O.Bonds ..................      AAA        9/1/97     5.50      4.01         145,350
                                                                                                           -----------

LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited) (continued)


Principal                                                                   Maturity   Coupon   Yield to      Value
 Amount                       Security                           Rating       Date      Rate    Maturity     (Note 1)
----------------------------------------------------------------------------------------------------------------------
              NEW YORK: 14.2%
$  200,000    City Of New York Subseries B-3* ..............    VMig1/A-1+   8/15/18    5.50%     5.50%    $   200,000
   200,000    City Of New York Subseries B-4* ..............    VMig1/A-1+   8/15/22    5.50      5.50         200,000
   500,000    New York City Series C* ......................    VMig1/A-1+   10/1/23    5.50      5.50         500,000
   600,000    New York City* ...............................    VMig1/SP1    8/15/18    5.50      5.50         600,000
   500,000    New York City Water Finance Authority
                   Series A* ...............................    VMig1/A-1+   6/15/25    5.50      5.50         500,000
 1,000,000    New York State Energy Research and
                   Development Authority* ..................       A-1+       7/1/15    5.45      5.45       1,000,000
   250,000    Suffolk County G.O. Bonds                           AAA/Aaa    7/15/97    3.70      3.70         250,000
                                                                                                           -----------
                                                                                                             3,250,000
                                                                                                           -----------

              OHIO: 8.8%
 1,000,000    Ohio State Air Quality Development
                   Authority** .............................    A-1+/VMig1    8/1/97    3.55      3.55       1,000,000
   900,000    Ohio State Air Quality Development
                   Authority** .............................       A-1+      12/1/15    5.50      5.50         900,000
   100,000    Springfield G.O. Bonds .......................      AAA/Aaa     9/1/97    6.10      3.91         100,343
                                                                                                           -----------
                                                                                                             2,000,343
                                                                                                           -----------

              PENNSYLVANIA: 3.1%
   500,000    Venango I.D.A. (Pennzoil Project)
                   Series 1982A* ...........................        A-1      12/1/12    4.45      4.45         500,000
   200,000    Butler County Hospital Facilities Series A
                   Pre-Refunded Revenue Bonds ..............      AAA/Aaa    11/1/05    9.20      3.60         203,945

                                                                                                           -----------
                                                                                                               703,945
                                                                                                           -----------

              SOUTH CAROLINA: 3.1%
   400,000    York County Pollution Control Authority
                   (Project NRU 84 N-1)* ...................     Mig1/A-1+   9/15/14    4.20      4.20         400,000
   300,000    York County Pollution Control Authority
                   (Project NRU 84 N-2)* ...................     Mig1/A-1+   9/15/14    4.20      4.20         300,000
                                                                                                           -----------
                                                                                                               700,000
                                                                                                           -----------

              TEXAS: 15.7%
   330,000    Coppell I.D.C. Series 1984
                   (Minyard Properties)* ...................        A-1      12/1/01    3.90      3.90         330,000
   150,000    Eanes Independent School District
                   G.O. Bonds ..............................      AAA/Aaa     8/1/97    3.60      3.60         150,000
   800,000    Garland I.D.A.*                                       A-1      12/1/05    4.35      4.35         800,000
 1,000,000    Harris County Health Facilities Development
                   Corporation* ............................     A-1+/VMig   12/5/22    5.50      5.50       1,000,000
   100,000    North Harris & Montgomery Community
                   College G.O. Bonds ......................      AAA/Aaa    8/15/97    4.25      3.57         100,076
   500,000    Sabine River Authority Pollution Control
                   Revenue Bonds Series B* .................    A-1+/VMig1    6/1/30    6.50      5.50         500,000
   695,000    Texas Higher Education Authority Inc.
                 Series B* .................................       VMig1     12/1/25    4.15      4.15         695,000
                                                                                                           -----------
                                                                                                             3,575,076
                                                                                                           -----------

LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF NET ASSETS
(INCLUDING THE PORTFOLIO OF INVESTMENTS)
June 30, 1997 (unaudited) (continued)


Principal                                                                   Maturity   Coupon   Yield to      Value
 Amount                       Security                           Rating       Date      Rate    Maturity     (Note 1)
----------------------------------------------------------------------------------------------------------------------
            VERMONT: 4.2%
$  550,000    Vermont Industrial Development Authority
                   Series 1983* ............................      A-1+/AA    12/1/13    4.10%     4.10%   $   550,000
   400,000    Vermont Student Assistance Corporation* ......       VMig1      1/1/04    3.80      3.80        400,000
                                                                                                          -----------
                                                                                                              950,000
                                                                                                          -----------

              WYOMING 4.4%
 1,000,000    Gillette County (Pacificorp)** ...............     A-1+/P-1    7/22/97    3.70      3.70      1,000,000
                                                                                                          -----------

              TOTAL INVESTMENTS: 97.5%
                   (cost $22,226,150+)(Note 1) .............                                               22,226,150

              Other assets: in excess of liabilities 2.5% ..                                                  599,081
                                                                                                          -----------

              TOTAL NET ASSETS: 100.0%
                   (equivalent to $1.00 per share on
                    22,825,231 shares outstanding) .........                                              $22,825,231
                                                                                                          ===========




 *Seven-day Floating Rate Note backed by Letter of Credit.
**Municipal Commercial Paper.                                     I.D.A.--Industrial Development Authority
 +Aggregate cost for Federal income tax purposes is identical.    G.O.--General Obligation

----------------------------------------------------------------------------------------------------------------------

LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 1997 (unaudited)

ASSETS
Investments, at value (cost $22,226,150) (Note 1) ............       $22,226,150
Receivable for investment securities sold ....................         1,564,056
Receivable for shares sold ...................................            10,881
Dividends and interest receivable ............................           103,695
                                                                     -----------
               Total Assets ..................................        23,904,782

LIABILITIES
Due to custodian bank (Note 4) ...............................           922,908
Due to Lexington Management Corporation (Note 2) .............             4,249
Payable for shares redeemed ..................................           113,135
Accrued expenses .............................................            39,259
                                                                         -------
               Total Liabilities .............................         1,079,551

NET ASSETS (equivalent to $1.00 per share on
     22,825,231 shares outstanding) (Note 3) .................       $22,825,231
                                                                     ===========

NET ASSETS consist of:
Capital stock--authorized 1,000,000,000 shares,
     $.01 par value per share ................................       $   228,252
Additional paid-in capital (Note 1) ..........................        22,596,979
                                                                     -----------
                                                                     $22,825,231
                                                                     ===========

             The Notes to Financial Statements are an integral part
                              of these statements.

LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF OPERATIONS
Six months ended June 30, 1997 (unaudited)

INVESTMENT INCOME
Interest income ........................................... $446,939

EXPENSES
    Investment advisory fee (Note 2) ...................... $ 61,948
    Printing and mailing expenses .........................   18,125
    Transfer agent and shareholder
         servicing expense (Note 2) .......................   17,930
    Registration fees .....................................   11,465
    Professional fees .....................................    9,547
    Accounting expenses (Note 2) ..........................    8,002
    Directors' fees and expenses ..........................    7,631
    Computer processing fees ..............................    3,265
    Custodian expense .....................................    2,192
    Other expenses ........................................    6,289
                                                            --------
           Total expenses .................................  146,394
           Less: expenses recovered under contract with
                 the investment adviser (Note 2) ..........   22,389     124,005
                                                            --------    --------
           Net investment income ..........................              322,934
                                                                        --------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........             $322,934
                                                                        ========



LEXINGTON TAX FREE MONEY FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                   Six months
                                                      ended          Year ended
                                                  June 30, 1997     December 31,
                                                   (unaudited)          1996
                                                  -------------     ------------
Net investment income ........................     $   322,934      $   705,974
Distributions to shareholders from
     net investment income ...................        (322,934)        (705,974)
Decrease in net assets from
     capital share transactions Note 3) ......      (3,690,309)      (1,715,724)
                                                   -----------      -----------
Net decrease in net assets ...................      (3,690,309)      (1,715,724)

NET ASSETS
    Beginning of period ......................      26,515,540       28,231,264
                                                   -----------      -----------
    End of period ............................     $22,825,231      $26,515,540
                                                   ===========      ===========

             The Notes to Financial Statements are an integral part
                              of these statements.

LEXINGTON TAX FREE MONEY FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 1997 (unaudited) and December 31, 1996

1.  SIGNIFICANT ACCOUNTING POLICIES
Lexington Tax Free Money Fund, Inc. (the "Fund") is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek current income exempt from Federal income taxes while also maintaining stability of principal, liquidity and preservation of capital. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

     INVESTMENTS Security transactions are accounted for on a trade date basis. Investments are carried at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is carried at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. Interest income is accrued as earned.

     FEDERAL INCOME TAXES It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required.

     DIVIDENDS Dividends are declared daily from the total of net investment income and net realized gain (loss) on investments.

     USE OF ESTIMATES The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE
The Fund pays an investment advisory fee to Lexington Management Corporation ("LMC") at an annual rate of 0.5% of the Fund's average daily net assets up to $150 million and in decreasing stages to 0.3% of average daily net assets in excess of $800 million. LMC is required to reimburse the Fund for any expenses, including the investment adviser's fee but excluding interest and taxes, in excess of 1.0% of the Fund's average daily net assets. Reimbursement for the six months ended June 30, 1997 amounted to $22,389 and is set forth in the statement of operations.

The  Fund  reimbursed  LMC  for  certain  expenses,   including  accounting  and
shareholder servicing costs, of $17,348 which were incurred by the Fund, but paid by LMC.

3.  CAPITAL STOCK
Transactions (at $1.00 per share) in capital stock were as follows:
                                                    Six months
                                                       ended        Year ended
                                                   June 30, 1997   December 31,
                                                    (unaudited)        1996
                                                    -----------    ------------
Shares sold ....................................      6,305,995      19,634,926
Shares issued on reinvestment of dividends .....        278,675         634,447
                                                    -----------     -----------
                                                      6,584,670      20,269,373
Shares redeemed ................................    (10,274,979)    (21,985,097)
                                                    -----------     -----------
Net decrease ...................................     (3,690,309)     (1,715,724)
                                                    ===========     ===========

4.  CASH
In order to facilitate the clearing process for redemptions by check, the Fund maintains a compensating balance with its transfer agent. At June 30, 1997, this compensating balance amounted to $29,600 and is included in due to custodian bank in the statement of assets and liabilities.

5.  SUBSEQUENT EVENT
The Board of Directors has approved a Plan of Liquidation and Dissolution of the Fund. This Plan was approved by the shareholders at a meeting held on August 8, 1997.

LEXINGTON TAX FREE MONEY FUND, INC.
FINANCIAL HIGHLIGHTS


Selected per share data for a share outstanding throughout the period:

                                                             Six months
                                                                ended                  Year Ended December 31,
                                                            June 30, 1997   --------------------------------------------
                                                             (unaudited)      1996        1995         1994        1993
                                                             -----------     ------      ------       ------      ------
Net asset value, beginning of period ................          $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                               -------      -------      -------     -------
Income from investment operations:
     Net investment income ..........................            0.013        0.026        0.029       0.020       0.018

Less distributions:
     Distributions from net investment income                   (0.013)      (0.026)      (0.029)     (0.020)     (0.018)
                                                               -------      -------      -------     -------     -------

Net asset value, end of period ......................          $  1.00      $  1.00      $  1.00     $  1.00     $  1.00
                                                               -------      -------      -------     -------     -------
Total Return ........................................            2.65%*       2.61%        2.92%       2.00%       1.78%
                                                               =======      =======      =======     =======     =======
Ratio to average net assets:
   Expenses, before reimbursement ...................            1.18%*       1.09%        1.12%       1.09%       0.92%
   Expenses, net of reimbursement ...................            1.00%*       1.00%        1.00%       1.00%       0.92%
   Net investment income, before reimbursement ......            2.43%*       2.50%        2.76%       1.88%       1.77%
   Net investment income ............................            2.61%*       2.59%        2.88%       1.97%       1.77%
Net assets, end of period (000's omitted) ...........          $22,825      $26,516      $28,231     $37,654     $41,096

*Annualized


INVESTMENT ADVISER
--------------------------------------------------------------------------------
LEXINGTON MANAGEMENT CORPORATION
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663


DISTRIBUTOR
--------------------------------------------------------------------------------
LEXINGTON FUNDS DISTRIBUTOR, INC.
P.O. Box 1515
Park 80 West Plaza Two
Saddle Brook, New Jersey 07663




--------------------------------------------------------------------------------
ALL SHAREHOLDER REQUESTS FOR SERVICES OF
ANY KIND SHOULD BE SENT TO:

TRANSFER AGENT
--------------------------------------------------------------------------------
STATE STREET BANK AND
TRUST COMPANY
c/o National Financial Data Services
1004 Baltimore
Kansas City, Missori 64105

OR CALL TOLL FREE:
SERVICE AND SALES: 1-800-526-0056
24 HOUR ACCOUNT INFORMATION:
1-800-526-0052
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
(800) 526-0052
                                    "LEXLINE"
                   24 hour toll-free telephone access to your
                             Lexington Fund account
                  Price/Yield o Account Balances o Exchanges o
             Last Transactions o Total Return o Duplicate Statements
--------------------------------------------------------------------------------


This report has been prepared for the information of the shareholders of Lexington Tax Free Money Fund, Inc. and is authorized for distribution to the public only if it is accompanied or preceded by a currently effective prospectus which sets forth expenses and other material information.



--------------------------------------------------------------------------------
                                   LEXINGTON
--------------------------------------------------------------------------------


================================================================================

                                    LEXINGTON
                                       TAX
                                      FREE
                                      MONEY
                                   FUND, INC.
                     --------------------------------------
                         Seeks to achieve current income
                           exempt from Federal income
                        taxes while maintaining stability
                           of principal, liquidity and
                            preservation of capital.
                     --------------------------------------
                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1997
                               The Lexington Group
                                   of No Load
                              Investment Companies

================================================================================